Schedule of the Company’s Future Contractual Obligations and Commitments Relating to Its Facilities Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2026	$ 9	$ 18
2027	2	2
Thereafter
Total future minimum lease obligation	$ 11	20
Less imputed interest
Total		$ 20